Events after reporting period (Details)	Dec. 31, 2024	Jul. 31, 2024
Timber VII SPE S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchase transaction	100.00%	100.00%
Timber XX SPE S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares purchase transaction	100.00%	100.00%